Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

20. Commitments and Contingencies

(a) Commitments

As of December 31, 2024, future minimum commitments under non-cancelable agreements were as follows (in thousands):

	Property Management Costs	Bandwidth Purchases	Cooperation with Phoenix TV Group	Content Purchases	Property and Equipment, and Intangible Assets	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
2025	2,681	674	33,718	6,210	5,454	3,127	51,864
2026	4,351	—	1,460	100	335	516	6,762
2027	3,260	—	—	—	—	180	3,440
2028	2,876	—	—	—	—	—	2,876
2029 and thereafter	5,991	—	—	—	—	—	5,991
Total	19,159	674	35,178	6,310	5,789	3,823	70,933

The amounts of cooperation with Phoenix TV Group are calculated according to the agreements between the Group and Phoenix TV Group (see Note 2(a)).

Upon the adoption of ASC 842 on January 1, 2019, future minimum lease payments for operating lease commitments as of December 31, 2024 are disclosed in Note 2(v).

The Group did not have any other significant commitments, long-term obligations, or guarantees as of December 31, 2023 and 2024.

(b) Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group is currently a party to certain legal proceedings and claims which in the opinion of the Company’s management, adequate provisions have been recorded to cover the probable loss of those that can be reasonably estimated, while other claims are considered would not have material adverse effect, individually or in the aggregate, on the Group’s financial position, results of operations or cash flows.

Litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. There exists the possibility of a material adverse impact on the Group’s financial position, results of operations or cash flows for the period in which the unfavorable outcome occurs, and potentially in future periods.

(c) Long-term Liabilities for Uncertain Tax Positions

As mentioned in Note 13, as of December 31, 2023 and 2024, the Group had recorded uncertain tax positions of RMB18.6 million and RMB15.5 million, respectively.